Produced Content, Net - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure Of Produced Content Net [Line Items]
Accrued participation liabilities	¥ 400				$ 63
Produced Content Net
Disclosure Of Produced Content Net [Line Items]
Amortization expenses for Produced Content				¥ 2,977
Cost of Revenue
Disclosure Of Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	4,641	$ 728	¥ 3,024
Amortization expense for produced content predominantly monetized on its own	¥ 1,319	$ 207	¥ 1,095